Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Disclosure of cash and cash equivalents [text block] [Abstract]
Cash and Cash Equivalents	Note 6 - Cash and Cash Equivalents
	As of December 31
	2021	2020
	USD thousands

Balance in USD	9,174	10,758
Balance in other currencies	1,716	489
Total cash and cash equivalents	10,890	11,247